Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Investments	Industry	Principal/ Units	Interest Rate	Maturity Date	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Equity Investments - 28.3%
North America - 28.3%

CEPG Harmony LP Inc. (1)(2)(3)	Music from Film & TV				2/19/2025	$1,842,696	$5,525,526	3.4%
Lyric MMM Holding Co LP Class B units (1)(2)	Music from Film & TV	207,563			1/7/2025	164,395	266,986	0.2%
Lyric-Pineapple, LP (1)(2)(3)	Recorded Music				12/29/2025	511,047	488,077	0.3%
Lyric 5x Aggregator Co, LP Class B units (1)(2)(3)	Recorded Music	34,881			11/19/2025	1	57,172	0.0%
Melody Offshore Jersey B LP (1)(3)	Music from Film & TV				1/31/2025	9,051,371	12,431,876	7.8%
PG US SM Holdings (1)(2)(3)(5)	Recorded Music				1/7/2025	2,604,339	2,683,260	1.7%
RTW Heartbeat Co-Invest, LP (1)(3)	Other (Pharma)				1/8/2026	6,008,500	6,599,917	4.1%
Ultra Natural Gas Royalties, LP (1)(2)(3)	US Natural Gas				12/19/2025	7,679,600	8,036,525	5.0%
Uplift Music LP (1)(2)(5)	Recorded Music				1/7/2025	2,305,028	3,607,434	2.3%
4010 Royalty River CI, LP(1)	Biotech				1/28/2025	5,000,000	5,588,505	3.5%
Total North America						$35,166,977	$45,285,278	28.3%

Total Private Equity Investments - 28.3%						$35,166,977	$45,285,278	28.3%

Private Debt Investments - 21.7%
North America - 21.7%
CEPG Harmony LP Inc (1)(2)	Music from Film & TV	$6,208,778	15.0%	2/19/2035	2/19/2025	6,208,778	6,208,778	3.9%
Lyric MMM Intermediate Co LP (1)(2)(4)	Music from Film & TV	5,767,729	12.0%	11/8/2039	1/7/2025	5,767,729	5,767,729	3.6%
Park County LLC (1)(2)(8)	Entertainment	10,000,000	13.0%	6/15/2041	6/15/2026	9,867,167	9,882,830	6.2%
PG US SM Access LLC (1)(2)(3)(8)	Recorded Music	2,739,759	8.5%	6/19/2033	1/7/2025	2,739,759	3,182,170	2.0%
PG US SM Access LLC (1)(2)(3)(8)	Recorded Music	21,033	8.5%	9/15/2033	1/7/2025	21,033	24,429	0.0%
5x Intermediate Co, LP (1)(2)(4)	Recorded Music	9,499,999	13.0%	10/15/2035	11/19/2025	9,499,999	9,675,683	6.0%
Total North America						$34,104,465	$34,741,619	21.7%

Total Private Debt Investments - 21.7%						$34,104,465	$34,741,619	21.7%

Private Fund Investments - 10.5%
North America - 10.2%
Carlyle Shutter L.P.(1)(3)	Media				6/8/2026	2,125,005	2,125,005	1.3%
Cutting Edge Capital Partners Fund II, L.P.(1)(2)(3)	Music from Film & TV				5/13/2026	6,000,000	6,000,000	3.7%
Royfin Natural GAS LLC (1)(2)(6)	US Natural Gas				1/7/2025	5,000,000	6,214,615	3.9%
Soleus Credit Opportunities Fund I, L.P.(1)(2)	Other (Pharma)				5/27/2026	262,722	256,456	0.2%
4010 Royalty Offshore FNT Fund, LP (1)(6)	Biotech				1/28/2025	2,588,199	1,744,718	1.1%
Total North America						$15,975,926	$16,340,794	10.2%

Southeast Asia - 0.3%
R Bridge Healthcare Fund II (1)(6)	Other (Pharma)				10/30/2025	694,716	531,455	0.3%
Total Southeast Asia						$694,716	$531,455	0.3%

Total Private Fund Investments - 10.5%						$16,670,642	$16,872,249	10.5%

Investments	Industry	Reference Rate and Spread (7)	Interest Rate	Maturity Date	Par Amount	Cost	Fair Value	% of Net Assets
Loan Agreements - 6.3%
Term Loan
Athenahealth Group Inc	Healthcare	E+ 3.25%	6.89%	2/16/2032	497,487	$498,052	$491,766	0.3%
CAB	Healthcare	E+ 4.50%	6.73%	8/9/2031	1,100,000	1,252,797	1,240,861	0.8%
Emrld Borrower LP	Industrials	S+ 2.25%	6.12%	8/4/2031	496,241	497,363	495,551	0.3%
Genesys Cloud Services Holdings II, LLC	Information Technology	S+ 2.50%	6.17%	1/30/2032	596,977	590,078	570,692	0.4%
HomeVi S.A.S.	Healthcare	E+ 4.75%	6.90%	10/31/2031	815,115	947,870	936,007	0.6%
Illuminate Buyer LLC	Financials	S+ 2.50%	6.17%	12/31/2029	496,241	496,241	489,065	0.3%
Iridium Satellite LLC	Communication	S+ 2.25%	5.92%	9/20/2030	500,000	483,569	499,730	0.3%
Jane Street Group LLC	Financials	S+ 2.00%	5.82%	12/15/2031	496,063	493,179	491,142	0.3%
Jones DesLauriers Insurance Management Inc.	Financials	S+ 3.00%	6.78%	12/10/2032	1,100,000	1,097,310	1,050,775	0.6%
Nouryon Finance BV	Materials	S+ 3.25%	7.04%	4/3/2028	992,371	994,367	991,547	0.6%
Olympus Water US Holding Corp	Materials	S+ 3.00%	6.67%	6/20/2031	496,222	492,110	495,046	0.3%
Pre Paid Legal Services Inc	Industrials	S+ 3.25%	6.97%	12/15/2028	595,439	582,976	542,344	0.3%
Six Flags Entertainment Corp	Consumer Discretionary	S+ 2.00%	5.67%	5/1/2031	496,203	489,500	491,007	0.3%
Skopima Merger Sub Inc	Industrials	S+ 3.75%	7.42%	5/12/2028	496,177	460,395	408,001	0.3%
Veritiv Corporation	Industrials	S+ 4.00%	7.67%	12/2/2030	992,424	992,424	936,471	0.6%
Total Term Loan						$10,368,231	$10,130,005	6.3%
Total Loan Agreements - 6.3%						$10,368,231	$10,130,005	6.3%

Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments	Industry	Shares	Cost	Fair Value	% of Net Assets
Common Stock - 4.6%
East Asia - 0.2%
Sony Group Corp SP ADR	Information Technology	20,300	$482,105	$407,218	0.2%
Total East Asia			$482,105	$407,218	0.2%

North America - 3.3%
Domino’s Pizza Inc	Consumer Discretionary	1,379	462,954	408,239	0.3%
Hilton Worldwide Holdings Inc	Consumer Discretionary	1,162	363,538	383,995	0.2%
Interdigital Inc	Information Technology	603	168,941	170,727	0.1%
Marriott International Class A	Consumer Discretionary	1,643	571,562	608,879	0.4%
McDonald's Corp	Consumer Discretionary	2,001	577,434	540,890	0.3%
Planet Fitness Inc Class A (3)	Leisure	3,697	207,629	192,872	0.1%
Restaurant Brands International Inc	Consumer Discretionary	10,855	777,919	787,096	0.5%
Royal Gold Inc	Materials	2,136	467,700	426,367	0.3%
Royalty Pharma Plc Class A	Health Care	16,829	807,409	943,603	0.6%
Warner Music Group Corp Class A	Communication	19,973	595,807	540,669	0.3%
Wheaton Precious Metals Corp	Materials	3,590	446,355	403,229	0.2%
Total North America			$5,447,248	$5,406,566	3.3%

Western Europe - 1.1%
Accor SA	Hospitality	4,380	225,501	254,061	0.2%
Arm Holdings Plc ADR (3)	Information Technology	400	109,158	141,828	0.1%
Dolby Laboratories Inc Class A	Health Care	5,092	298,698	267,737	0.2%
Universal Music Group NV	Communication	45,531	1,064,715	953,856	0.6%
Total Western Europe			$1,698,072	$1,617,482	1.1%

Total Common Stock - 4.6%			$7,627,425	$7,431,266	4.6%

	Number of Shares	Cost	Fair Value	% of Net Assets
Money Market Fund - 29.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day yield 3.58%)	47,765,030	$47,765,030	$47,765,030	29.8%
Total Money Market Fund - 29.8%		$47,765,030	$47,765,030	29.8%

Total Investments - 101.2%		$151,702,770	$162,225,447	101.2%

Liabilities Net of Receivables and Other Assets - (1.2%)			$(1,985,574)	(1.2%)

Net Assets Applicable to 13,952,628 Shares Outstanding - 100.0%			$160,239,873	100.0%

(1)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position.
(2)	Investment valued using unobservable inputs (Level 3).
(3)	Non-income producing.
(4)	Payment-in-kind (PIK). A portion of the income received was in the form of equity.
(5)	Investments made through participation agreements to which Partners Group is the counterparty.
(6)	The Private Fund Investments contains capital commitments. The general partner of the Private Fund Investments may call or distribute capital on a periodic basis.
(7)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Euribor (“E”), SOFR including SOFR adjustment, if any, (“S”) at the 'borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates and E loans are typically indexed to 3 month. For each such loan, the Fund has provided the interest rate in effect on the date presented.
(8)	Payment-in-kind (PIK). A portion of the income received was in the form of additional par.

Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

The following foreign currency exchange contract was outstanding at June 30, 2026:

Foreign Currency Exchange Contract

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,934,895	EUR	2,516,000	Bank of America	08/26/2026	$52,263	$-
Total Foreign Currency Exchange Contract						$52,263	$-

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR - American Depositary Receipts

EUR - Euro

Euribor - Euro Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

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